GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Disclosure of changes in cost and amortization of goodwill and intangible assets

The following table presents the changes in cost and accumulated amortization of GFL’s goodwill and intangible assets for the periods indicated:

			Customer lists	Trade name, definite
		Indefinite life	and municipal	life C of A and	Non-compete
	Goodwill	C of A	contracts	other licenses	agreements	Total
Cost
Balance, December 31, 2019	$5,173.8	$612.1	$2,426.1	$83.5	$187.8	$8,483.3
Acquisitions via business combinations	1,470.6	31.0	449.2	—	216.1	2,166.9
Changes in foreign exchange	(144.0)	(1.7)	(30.7)	(1.7)	(6.4)	(184.5)
Balance, December 31, 2020	6,500.4	641.4	2,844.6	81.8	397.5	10,465.7

Balance, December 31, 2020	6,500.4	641.4	2,844.6	81.8	397.5	10,465.7
Acquisitions via business combinations	1,011.5	172.0	389.6	—	155.3	1,728.4
Adjustments for prior year acquisitions	59.3	—	—	—	—	59.3
Divestitures	(56.2)	(1.4)	(10.1)	—	(2.2)	(69.9)
Changes in foreign exchange	(13.9)	(0.1)	(4.4)	(0.3)	(0.6)	(19.3)
Balance, December 31, 2021	7,501.1	811.9	3,219.7	81.5	550.0	12,164.2

Accumulated amortization
Balance, December 31, 2019	—	—	408.6	4.8	48.1	461.5
Amortization	—	—	341.6	8.9	76.5	427.0
Changes in foreign exchange	—	—	(12.2)	(0.8)	(3.6)	(16.6)
Balance, December 31, 2020	—	—	738.0	12.9	121.0	871.9

Balance, December 31, 2020	—	—	738.0	12.9	121.0	871.9
Amortization	—	—	363.4	8.1	89.7	461.2
Balance, December 31, 2021	—	—	1,101.4	21.0	210.7	1,333.1

Carrying amounts
At December 31, 2020	$6,500.4	$641.4	$2,106.6	$68.9	$276.5	$9,593.8
At December 31, 2021	$7,501.1	$811.9	$2,118.3	$60.5	$339.3	$10,831.1